Employee benefit expenses	12 Months Ended
Dec. 31, 2021
Employee benefit expenses
Employee benefit expenses
8.	Employee benefit expenses

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	153,815	195,462	279,443
Welfare expenses	8,866	8,637	10,711
Housing funds	11,465	14,799	21,299
Contributions to pension plans (Note)	26,446	20,137	49,007
Share-based compensation expenses (Note 27(d))	35,884	29,951	54,144
	236,476	268,986	414,604

Note:

The employees of the Group in the PRC are members of a state-managed pension scheme operated by the PRC Government. The Group is required to contribute a specified percentage of payroll costs as determined by local government authority to the pension obligations to fund the benefits. The only obligation of the Group with respect to the retirement benefits scheme is to make the specified contribution under the scheme. There were no significant forfeited contributions during the reported periods.

Employee benefit expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of revenue	27,375	27,108	35,589
Selling expenses	101,378	101,379	142,699
Administrative expenses	60,084	64,610	101,957
Research and development expenses	47,639	75,889	134,359
	236,476	268,986	414,604